UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

811-10465
(Investment Company Act File Number)

GOLD BANK FUNDS
(Exact Name of Registrant as Specified in Charter)

6860 W. 115th, Suite 100, Overland Park, Kansas 66211
(Address of Principal Executive Offices Zip Code)

Stephen R. Oliver
6860 W. 115th, Suite 100
Overland Park, Kansas 66211
(Name and Address of Agent for Service)

913-319-5800
(Registrant’s Telephone Number)

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.

SCHEDULE OF INVESTMENTS

September 30, 2005 (Unaudited)

GOLD BANK EQUITY FUND

SHARES	COMPANY	MARKET VALUE

COMMON STOCKS -- 87.17%
CONSUMER DISCRETIONARY -- 19.51%
1,900	Bandag, Inc.	$81,434
1,746	Comcast Corp. Cl. A*	51,297
16,000	Delphi Corp.	44,160
6,800	Eastman Kodak Co.	165,444
3,300	Genuine Parts Co.	141,570
58,000	Head N.V.(a)*	174,000
21,000	Interpublic Group of Cos., Inc.*	244,440
8,100	Kimball International, Inc. Cl. B	97,929
8,300	McDonald's Corp.	277,967
12,200	Newell Rubbermaid, Inc.	276,330
1,300	The Reader's Digest Association, Inc.	20,761
7,100	Sony Corp. ADR(a)	235,649
15,000	Time Warner, Inc.	271,650

		2,082,631

CONSUMER STAPLES -- 9.46%
9,400	Campbell Soup Co.	279,650
6,800	Casey's General Stores, Inc.	157,760
10,000	Coca-Cola Enterprises, Inc.	195,000
9,000	ConAgra Foods, Inc.	222,750
2,600	Kimberly-Clark Corp.	154,778

		1,009,938

ENERGY -- 4.01%
1,100	ChevronTexaco Corp.	71,203
1,700	Marathon Oil Corp.	117,181
1,034	Royal Dutch Shell PLC ADR(a)	71,212
2,000	Schlumberger, Ltd.	168,760

		428,356

FINANCIALS -- 1.79%
1,800	1st Source Corp.	41,670
3,400	A.G. Edwards, Inc.	148,954

		190,624

HEALTH CARE -- 11.78%
10,000	Applera Corp.- Applied Biosystems Group	232,400
6,000	Baxter International, Inc.	239,220
11,300	Bristol-Myers Squibb Co.	271,878
2,100	Hillenbrand Industries, Inc.	98,805
1,700	King Pharmaceuticals, Inc.*	26,146
5,100	Merck & Co., Inc.	138,771
13,000	Mylan Laboratories, Inc.	250,380

		1,257,600

INDUSTRIALS -- 16.99%
2,000	Avery Dennison Corp.	$104,780
10,000	Convergys Corp.*	143,700
2,500	Emerson Electric Co.	179,500
13,500	Federal Signal Corp.	230,715
5,500	Honeywell International, Inc.	206,250
16,000	Insituform Technologies, Inc. Cl. A*	276,640
3,500	Raytheon Co.	133,070
2,600	SPX Corp.	119,470
3,100	Union Pacific Corp.	222,270
6,900	Waste Management, Inc.	197,409

		1,813,804

INFORMATION TECHNOLOGY -- 8.65%
60	Agere Systems, Inc.*	625
6,000	Andrew Corp.*	66,900
8,000	BMC Software, Inc.*	168,800
1,601	Freescale Semiconductor, Inc. Cl. B*	37,751
11,000	Hewlett-Packard Co.	321,200
35,000	iPass, Inc.*	188,300
2,200	Lucent Technologies, Inc.*	7,150
6,000	Motorola, Inc.	132,540

		923,266

MATERIALS -- 7.69%
20,000	Calgon Carbon Corp.	158,000
5,600	E.I. Dupont de Nemours & Co.	219,352
14,700	Hercules, Inc.*	179,634
2,500	International Paper Co.	74,500
3,200	Sensient Technologies Corp.	60,640
300	Sigma-Aldrich Corp.	19,218
4,000	Sonoco Products Co.	109,240

		820,584

TELECOMMUNICATION SERVICES -- 3.57%
1,080	AT&T Corp.	21,384
5,600	BellSouth Corp.	147,280
6,500	Verizon Communications, Inc.	212,485

		381,149

UTILITIES -- 3.71%
4,700	Alliant Energy Corp.	136,911
4,500	The Empire District Electric Co.	102,915
3,500	Progress Energy, Inc.	156,625

		396,451

TOTAL COMMON STOCKS		9,304,403
(Cost $8,200,516)

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2005 (Unaudited)

GOLD BANK EQUITY FUND (Continued)

PRINCIPAL AMOUNT	DESCRIPTION	MARKET VALUE

SHORT TERM SECURITIES -- 12.83%
U.S. GOVERNMENT AGENCIES -- 3.74%
$400,000	Federal Home Loan Bank 3.54%, due November 3, 2005	$398,781

U.S. GOVERNMENT SPONSORED ENTERPRISES -- 4.68%
500,000	Federal Home Loan Mortgage Corp. 3.62%, due October 18, 2005	499,246

REPURCHASE AGREEMENT -- 4.41%
471,000	State Street Bank and Trust Co., dated September 30, 2005, 1.45% due October 3, 2005; Collateralized by U.S. Treasury Bond, 6.50% due November 15, 2026, with a market value of $486,697; Repurchase amount $471,057	471,000
(Cost $471,000)

TOTAL SHORT TERM SECURITIES		1,369,027
(Cost $1,369,027)

TOTAL INVESTMENTS -- 100.00%		10,673,430
(Cost $9,569,543)

Other assets less liabilities -- 0.00%		355

TOTAL NET ASSETS -- 100.00%		$10,673,785

The identified cost of investments owned at September 30, 2005 was the same for financial statement and federal income tax purposes.

* Non-income producing security
(a) Foreign security denominated in U.S. dollars.
ADR - American Depository Receipt
PLC - Public Limited Company

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2005 (Unaudited)

GOLD BANK MONEY MARKET FUND

DESCRIPTION	PRINCIPAL AMOUNT	MARKET VALUE

COMMERCIAL PAPER -- 14.64%
American Express Credit Corp.
3.57%, due October 6, 2005	$1,000,000	$999,702
3.66%, due October 13, 2005	1,000,000	998,983
Caterpillar Financial Services Corp.
3.51%, due October 3, 2005	1,000,000	1,000,000
3.65%, due October 11, 2005	1,000,000	999,189
ChevronTexaco Corp.
3.56%, due October 4, 2005	1,000,000	999,901
3.70%, due October 20, 2005	1,000,000	998,253
CitiCorp
3.70%, due October 13, 2005	1,000,000	998,972
3.73%, due October 25, 2005	1,000,000	997,721
General Electric Capital Corp.
3.72%, due October 18, 2005	1,000,000	998,450
3.72%, due October 25, 2005	1,000,000	997,727

TOTAL COMMERCIAL PAPER	10,000,000	9,988,898
(Cost $9,988,898)

U.S. GOVERNMENT AGENCIES -- 59.59%
Federal Farm Credit Bank
1.42%, due October 7, 2005	2,000,000	1,999,541
1.80%, due October 24, 2005	400,000	399,580
1.84%, due January 23, 2006	3,100,000	3,081,395
2.25%, due October 19, 2005	775,000	774,493
2.375%, due December 23, 2005	257,000	256,323
2.50%, due November 15, 2005	1,500,000	1,497,814
2.625%, due December 15, 2005	600,000	598,600
3.53%, due October 31, 2005	537,000	535,526
3.58%, due October 18, 2005	2,000,000	1,997,017
3.58%, due October 20, 2005	2,500,000	2,495,774
3.59%, due October 25, 2005	2,000,000	1,995,612
3.62%, due October 5, 2005	734,000	733,852
3.63%, due November 18, 2005	533,000	530,528
3.63%, due November 23, 2005	500,000	497,429
3.65%, due November 23, 2005	425,000	422,802
3.689%, due December 21, 2005	1,425,000	1,413,464
3.70%, due December 21, 2005	465,000	461,224
5.75%, due January 3, 2006	480,000	482,188
6.05%, due December 7, 2005	2,000,000	2,008,118
Federal Home Loan Bank
1.72%, due January 23, 2006	2,000,000	1,986,215
2.00%, due November 21, 2005	350,000	349,157
2.25%, due October 18, 2005	570,000	569,719
2.35%, due November 10, 2005	1,000,000	998,670
3.45%, due October 3, 2005	373,000	373,000
3.55%, due October 7, 2005	1,132,000	1,131,553
3.55%, due October 21, 2005	500,000	499,112
3.585%, due November 30, 2005	1,500,000	1,491,336
3.59%, due October 14, 2005	800,000	799,043

SCHEDULE OF INVESTMENTS

September 30, 2005 (Unaudited)

GOLD BANK MONEY MARKET FUND (Continued)

DESCRIPTION	PRINCIPAL AMOUNT	MARKET VALUE

Federal Home Loan Bank (Continued)
3.61%, due October 4, 2005	$492,000	$491,951
3.61%, due October 12, 2005	1,250,000	1,248,872
3.614%, due October 5, 2005	1,000,000	999,799
3.617%, due October 5, 2005	500,000	499,900
3.62%, due October 5, 2005	629,000	628,874
3.63%, due October 5, 2005	1,480,000	1,479,702
3.64%, due October 12, 2005	965,000	964,122
3.64%, due October 14, 2005	1,000,000	998,888
3.65%, due October 14, 2005	1,500,000	1,498,327
3.65%, due October 19, 2005	450,000	449,270
4.43%, due October 17, 2005	500,000	500,138
6.50%, due November 15, 2005	500,000	501,527

TOTAL U.S. GOVERNMENT AGENCIES	40,722,000	40,640,455
(Cost $40,640,455)

U.S. GOVERNMENT SPONSORED ENTERPRISES -- 25.30%
Federal Home Loan Mortgage Corp.
2.00%, due October 21, 2005	1,550,000	1,548,855
2.15%, due October 28, 2005	1,000,000	998,997
2.30%, due November 17, 2005	2,000,000	1,996,082
3.51%, due October 7, 2005(a)	2,500,000	2,500,001
3.55%, due November 1, 2005	1,000,000	997,140
3.60%, due November 22, 2005	900,000	895,500
3.62%, due October 4, 2005	624,000	623,937
3.625%, due October 11, 2005	3,000,000	2,997,583
3.64%, due October 19, 2005	1,209,000	1,207,044
3.64%, due November 22, 2005	2,000,000	1,989,889
3.67%, due October 26, 2005	250,000	249,414
3.68%, due October 31, 2005	250,000	249,285
3.72%, due November 28, 2005	1,005,000	999,184

TOTAL U.S. GOVERNMENT SPONSORED ENTERPRISES	17,288,000	17,252,911
(Cost $17,252,911)

REPURCHASE AGREEMENT -- 0.46%
State Street Bank and Trust Co., dated September 30, 2005, 1.45% due October 3, 2005, Collateralized by U.S. Treasury Bond, 8.00% due November 15, 2021, with a market value of $326,600; Repurchase amount $317,038	317,000	317,000
(Cost $317,000)

TOTAL INVESTMENTS -- 99.99%		68,199,264
(Cost $68,199,264)

Other assets less liabilities -- 0.01%		3,843

TOTAL NET ASSETS -- 100.00%		$68,203,107

The identified cost of investments owned at September 30, 2005 was the same for financial statement and federal income tax purposes.

(a) Variable rate security

See accompanying notes to schedule of investments.

NOTES TO SCHEDULE OF INVESTMENTS - September 30, 2005 (unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES

The Gold Bank Funds (comprised of the Gold Bank Equity Fund and Gold Bank Money Market Fund and collectively referred to herein as the “Funds”) is a multi-series Delaware statutory trust registered under the Investment Company Act of 1940 as amended and classified as an open-end diversified management investment company. The Funds commenced operations on January 1, 2002. The Gold Bank Funds are required to account for the assets of each series separately and to allocate general liabilities of the Gold Bank Funds to each series based upon the relative net assets of each series. The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their financial statements:

A. Investment Valuation — Securities are valued at the latest sales price for securities traded on a principal exchange, except securities listed on NASDAQ, National Market and Small Cap exchanges (“NASDAQ”) (U.S. or foreign). Securities traded on over-the-counter markets and listed securities for which no sales are reported are valued at the mean between the last reported bid and asked prices. Fund securities listed on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price. If there has been no sale on such exchange or no NOCP on such day, the security is valued at the closing bid price on such day. When market quotations are not readily available, securities are valued at fair value as determined in good faith using procedures approved by the Board of Trustees. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. Foreign securities are converted to U.S. dollars using exchange rates in London last quoted by a major bank. If such quotations are not available as of 4:00 P.M. (Eastern Time), the rate of exchange will be determined in good faith using procedures approved by the Board of Trustees.

Pursuant to Rule 2a-7 of the Investment Company Act of 1940, as amended, securities in the Gold Bank Money Market Fund are valued at amortized cost, which approximates market value.

B. Investment Transactions and Investment Income — Security transactions are accounted for on the date the securities are purchased or sold (trade date). Dividend income less foreign taxes withheld (if any) is recorded on the ex-dividend date, or for foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income is recognized on the accrual basis. Realized gains and losses from investment transactions and unrealized appreciation and depreciation of investments are reported on the identified cost basis. All discounts/premiums are accreted/amortized for financial reporting purposes using the effective interest method, commencing on the settlement date and are included in interest income.

C. Repurchase Agreements — The Funds may enter into repurchase agreements with member banks of the Federal Reserve or registered broker dealers whom the Funds’ investment advisor deems creditworthy under guidelines approved by the Funds’ Board of Trustees, subject to the seller’s agreement to repurchase such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the Funds plus interest negotiated on the basis of current short-term rates.

Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements mature. Provisions of the repurchase agreements ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default of the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

ITEM 2. CONTROLS AND PROCEDURES.

(a)	Based on their evaluation of the disclosure controls and procedures of Gold Bank Funds (the “Registrant”) as of a date within 90 days of the filing date of this Form N-Q (the “Report”), the Registrant’s Principal Executive Officer and Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant’s officers that are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the Principal Executive Officer and the Principal Financial Officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a)	Separate certifications for the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Gold Bank Funds

By:	/s/ Malcolm M. Aslin
Malcolm M. Aslin President (Principal Executive Officer) Gold Bank Funds

Date: November 23, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Malcolm M. Aslin
Malcolm M. Aslin President (Principal Executive Officer) Gold Bank Funds

Date: November 23, 2005

By:	/s/ LeRoyce E. Derr, Jr.
LeRoyce E. Derr, Jr. Chief Financial Officer (Principal Financial Officer) Gold Bank Funds

Date: November 23, 2005